Average Annual Total Returns - FidelitySAIMunicipalBondIndexFund-PRO - FidelitySAIMunicipalBondIndexFund-PRO - Fidelity SAI Municipal Bond Index Fund	Aug. 29, 2024
Fidelity SAI Municipal Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.82%
Since Inception	0.46%	[1]
Fidelity SAI Municipal Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.82%
Since Inception	0.46%	[1]
Fidelity SAI Municipal Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.53%
Since Inception	0.80%	[1]
LB015
Average Annual Return:
Past 1 year	6.40%
Since Inception	1.31%

[1]	A From July 11, 2019 .